BROOKFIELD INVESTMENT FUNDS(the “Trust”) Securities Act Registration No: 333-174323 Investment Company Registration No: 811-22558

BROOKFIELD INVESTMENT FUNDS
Brookfield Global Listed Real Estate Fund
Brookfield Global Listed Infrastructure Fund
Brookfield Global High Yield Fund

February 5, 2014

EXPLANATORY NOTE

On behalf of the Brookfield Global Listed Real Estate Fund, the Brookfield Global Listed Infrastructure Fund and the Brookfield Global High Yield Fund, each a series of Brookfield Investment Funds (the “Trust”), and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.  The interactive data file included as an exhibit to this filing relates to the Supplement filed with the Securities and Exchange Commission on behalf of the Trust pursuant to Rule 497(e) under the Securities Act on January 22, 2014; such form of Supplement (Accession Number 0001104659-14-003505) is incorporated by reference into this Rule 497 Document.

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE